SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance expenses:
Interest in respect credit cards and bank fees	$ 4,957	$ 5,380	$ 4,702
Interest in respect of loans	377	346	2,035
Amortization/accretion of premium/discount on marketable securities	0	237	200
Realized gain/loss from marketable securities, net	63	0	134
Changes in derivatives fair value	0	1,509	0
Foreign exchange transactions losses	154	3,818	6,023
Finance expenses	5,551	11,290	13,094
Finance income:
Interest in respect of cash and cash equivalent and short-term bank deposits	1,473	20	147
Changes in derivatives fair value	680	0	4,950
Interest income from marketable securities	107	287	407
Foreign exchange transactions gains	4,360	14,062	0
Finance income	6,620	14,369	5,504
Finance expenses (income), net	(1,069)	(3,079)	7,590
Numerator:
Net income (loss) attributable to controlling interest, as reported	(107,656)	(57,054)	18,966
Adjustment to redemption value of non-controlling interest	(532)	(198)	1,399
Numerator for basic and diluted net income (loss) per share	$ (108,188)	$ 57,252	$ 17,567
Denominator:
Denominator for basic income (loss) per share	34,519	34,488	34,462
Effect of dilutive stock based awards	0	0	108
Denominator for diluted income (loss) per share	34,519	34,488	34,570
Earnings per share:
Basic earnings (loss) per share	$ (3.13)	$ (1.66)	$ 0.51
Diluted earnings (loss) per share	$ (3.13)	$ (1.66)	$ 0.51